Debt - Schedule of Debt Including Debt to Related Parties - Additional Information (Details) - Secured Debt - CIK 0001441693 Pro Farm Group, Inc - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
October 2012 and April 2013 Secured Promissory Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%	8.00%
Debt instrument, maturity date	Dec. 31, 2022	Dec. 31, 2022
June 2014 Secured Promissory Note
Debt Instrument [Line Items]
Debt instrument, interest rate	6.00%	6.00%
Debt instrument, prime rate	2.00%	2.00%
Debt instrument, payment terms	payable monthly through June 2036	payable monthly through June 2036
Unamortized debt discount	$ 138	$ 147
Secured Revolving Borrowing Interest Rate at 12.80% Through August 2021
Debt Instrument [Line Items]
Debt instrument, interest rate	12.80%	12.80%
Debt instrument, payment terms	through July 2022	through July 2022
August 2015 Senior Secured Promissory Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%	8.00%
Debt instrument, maturity date	Dec. 31, 2022	Dec. 31, 2022
Research Loan Facility Interest Rate at 1.00%
Debt Instrument [Line Items]
Debt instrument, interest rate	1.00%	1.00%
Debt instrument, maturity date	Sep. 30, 2022	Sep. 30, 2022
Debt instrument interest rate principal payment	25.00%	25.00%
Imputed interest, net	$ 21	$ 38